Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Schedule of estimated useful lives

Useful Life
Building	45 years
Equipment	4 - 10 years
Office equipment, fixtures and furniture	3 - 5 years
Automobiles	5 - 10 years

Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of estimated useful lives

Useful Life
Building	45 years
Equipment	4 - 10 years
Office equipment, fixtures and furniture	3 - 5 years
Automobiles	5 - 10 years